CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) M Y	Dec. 31, 2012 CAD
Capital Stock 1	47,000,000	47,000,000
Capital Stock 2	10,000	10,000
Capital Stock 3	200,000	200,000
Capital Stock 4	$ 50,000
Capital Stock 5	80,891	80,891
Capital Stock 6	108,000
Capital Stock 7	68,300	68,300
Capital Stock 8	54,832
Capital Stock 9	131,243	131,243
Capital Stock 10	$ 1.50
Capital Stock 11	1,929,000	1,929,000
Capital Stock 12		0.85
Capital Stock 13	1,660,025
Capital Stock 14	126,324
Capital Stock 15		1.00
Capital Stock 16	250,000	250,000
Capital Stock 17	$ 1.00
Capital Stock 18	250,000
Capital Stock 19	1.50
Capital Stock 20	18	18
Capital Stock 21	25,000	25,000
Capital Stock 22	15,091
Capital Stock 23	1.5	1.5
Capital Stock 24	1.82%	1.82%
Capital Stock 25	99.78%	99.78%
Capital Stock 26	0.00%	0.00%
Capital Stock 27	838,000	838,000
Capital Stock 28	$ 1.00
Capital Stock 29	838,000
Capital Stock 30	1.50
Capital Stock 31	18	18
Capital Stock 32	73,800	73,800
Capital Stock 33	40,516
Capital Stock 34	1.5	1.5
Capital Stock 35	2.05%	2.05%
Capital Stock 36	116.59%	116.59%
Capital Stock 37	0.00%	0.00%
Capital Stock 38	706,000	706,000
Capital Stock 39	$ 1.00
Capital Stock 40	706,000
Capital Stock 41	1.50
Capital Stock 42	50,600	50,600
Capital Stock 43	20,098
Capital Stock 44	1.5	1.5
Capital Stock 45	2.05%	2.05%
Capital Stock 46	109.00%	109.00%
Capital Stock 47	0.00%	0.00%
Capital Stock 48	376,875	376,875
Capital Stock 49	$ 0.80
Capital Stock 50	301,500
Capital Stock 51	1.00
Capital Stock 52	1,018,000	1,018,000
Capital Stock 53	$ 0.70
Capital Stock 54	712,600
Capital Stock 55	1.00
Capital Stock 56	1,062,000	1,062,000
Capital Stock 57	$ 1.50
Capital Stock 58	1,593,000
Capital Stock 59	$ 2.25
Capital Stock 60	84,960	84,960
Capital Stock 61	15,136
Capital Stock 62	1.5	1.5
Capital Stock 63	4.88%	4.88%
Capital Stock 64	33.00%	33.00%
Capital Stock 65	0.00%	0.00%
Capital Stock 66	668,202	668,202
Capital Stock 67	$ 1.35
Capital Stock 68	902,073
Capital Stock 69	1.75
Capital Stock 70	33,410	33,410
Capital Stock 71	2,015
Capital Stock 72	1	1
Capital Stock 73	4.50%	4.50%
Capital Stock 74	36.00%	36.00%
Capital Stock 75	0.00%	0.00%
Capital Stock 76	282,000	282,000
Capital Stock 77	$ 1.10
Capital Stock 78	310,200
Capital Stock 79	1.50
Capital Stock 80	65,000	65,000
Capital Stock 81	76,000	76,000
Capital Stock 82	1,132,000	1,132,000
Capital Stock 83	$ 0.90
Capital Stock 84	1,018,800
Capital Stock 85	1.50
Capital Stock 86	566,000	566,000
Capital Stock 87	578,112	578,112
Capital Stock 88	$ 0.90
Capital Stock 89	520,300
Capital Stock 90	1.50
Capital Stock 91	792,029	792,029
Capital Stock 92	$ 0.70
Capital Stock 93	554,420
Capital Stock 94	1,549,354	1,549,354
Capital Stock 95	$ 0.55
Capital Stock 96	852,145
Capital Stock 97	300,000	300,000
Capital Stock 98	$ 0.55
Capital Stock 99	165,000
Capital Stock 100	0.75
Capital Stock 101	536,218	536,218
Capital Stock 102	$ 0.55
Capital Stock 103	294,920
Capital Stock 104	0.75
Capital Stock 105	177,200	177,200
Capital Stock 106	90,910	90,910
Capital Stock 107	8,092,593	8,092,593
Capital Stock 108		1.35
Capital Stock 109	1.33
Capital Stock 110		10,925,001
Capital Stock 111	10,753,149
Capital Stock 112	566,482	566,482
Capital Stock 113		1.35
Capital Stock 114	$ 1.33
Capital Stock 115	364,248
Capital Stock 116	90.00%	90.00%
Capital Stock 117	0.00%	0.00%
Capital Stock 118	1.50%	1.50%
Capital Stock 119	267,500	267,500
Capital Stock 120	12	12
Capital Stock 121	18	18
Capital Stock 122	0	0
Capital Stock 123	133,750	133,750
Capital Stock 124	90.00%	90.00%
Capital Stock 125	2,698,350	2,698,350
Capital Stock 126	47,000,000	47,000,000
Capital Stock 127	10.00%	10.00%
Capital Stock 128	10.00%	10.00%
Capital Stock 129	10	10
Capital Stock 130	526,609
Capital Stock 131	452,250
Capital Stock 132	604,429
Capital Stock 133	758,750
Capital Stock 134	1,041,591
Capital Stock 135	361,239
Capital Stock 136	418,317
Capital Stock 137	0
Capital Stock 138	0.73
Capital Stock 139	1.17
Capital Stock 140	275,735
Capital Stock 141	95.00%	95.00%
Capital Stock 142	1.25%	1.25%
Capital Stock 143	18	18
Capital Stock 144	0	0
Capital Stock 145	$ 339,589